Cover	9 Months Ended
Sep. 30, 2024
Cover [Abstract]
Entity Registrant Name	AVINO SILVER & GOLD MINES LTD.
Entity Central Index Key	0000316888
Document Type	6-K/A
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Sep. 30, 2024
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2024
Entity File Number	001-35254
Entity Address Address Line 1	Suite 900
Entity Address Address Line 2	570 Granville Street
Entity Address City Or Town	Vancouver
Entity Address Postal Zip Code	V6C 3P1
Entity Address State Or Province	BC
Amendment Description	Avino Silver & Gold Mines Ltd. (the “Company”) is furnishing this Amendment No. 1 on Form 6-K/A (the “Form 6-K/A”) to amend the Report on Form 6-K filed with the Securities and Exchange Commission on November 13, 2024 (the “Original Filing”). This Form 6-K/A is being furnished solely for the purposes of providing its financial information for the three and nine months ended September 30, 2024 using Inline XBRL in accordance with Section 405 of Regulation S-T and to incorporate such financial information into the Company’s registration statement referenced below. Other than as expressly set forth above, this Form 6-K/A does not, and does not purport to, amend, update or restate the information in any other item of the Original Filing, or reflect any events that have occurred after the Original Filing was originally filed.